Finance Costs - Summary of Finance Costs (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
- Less: Amounts capitalized in CIP	¥ (534)		¥ (670)	¥ (769)
Total interest expense	1,567		5,237	4,908
Net exchange (gain)/loss	(80)		231	(260)
Others	138		266	369
Finance Costs	1,625	$ 236	5,734	5,017
Within 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	908		3,378	2,730
Interest on corporate bonds, promissory notes and commercial papers repayable	1,113		2,403	2,885
Interest on related party loans repayable within 5 years	33		73
Over 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	¥ 47		¥ 53	¥ 62